Income Taxes - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Net income before income taxes	$ 833.7	$ 857.8
Statutory tax rate (as a percent)	26.50%	26.50%
Tax expense at statutory rate	$ 220.9	$ 227.3
Reconciling items
Change in unrecognized deductible temporary differences		(12.9)
Income not taxable	(2.6)	(6.7)
Differences in foreign statutory tax rates	(85.1)	(83.6)
Differences due to changing future tax rates	1.2	(1.1)
Foreign withholding tax	0.9	2.9
Adjustments in respect of prior years	(2.5)	(1.4)
Other	0.3	(0.4)
Income tax expense	$ 133.1	$ 124.1